RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Right-of-use assets	2,592	1,772	1,378
Less: accumulated amortization	(960)	(789)	(614)
Operating lease ROU asset, net	1,632	983	764

Amortization of right-of-use assets was approximately SGD211 thousand and SGD163 thousand (US$127 thousand) for the years ended December 31, 2024 and 2025, respectively.

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Finance lease liabilities	-	336	262
Operating lease liabilities	1,278	72	56
Total	1,278	408	318

Finance lease liabilities

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Finance lease liabilities
Current portion	-	154	120
Non-current portion	-	182	142
Total	-	336	262

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Operating lease liabilities
Current portion	292	37	29
Non-current portion	986	35	27
Total	1,278	72	56

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES	As of December 31, 2025, future minimum lease payments under the finance leases are as follows:
Future payment	SGD’000	US$’000
2026	154	120
2027	94	73
2028	35	27
2029	32	25
2030	21	17
Total	336	262

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S FINANCE LEASE

The following summarizes other supplemental information about the Company’s finance lease as of December 31, 2025:

Weighted average discount rate	2.53%
Weighted average remaining lease term (years)	2.9

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES	As of December 31, 2025, future minimum lease payments under the non-cancelable operating leases are as follows:
Future payment	SGD’000	US$’000
2026	37	29
2027	35	27
Total	72	56

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2025:

Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	1.8